Structured entities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Loans and advances to customers	£ 481,463	£ 459,857
Asset-backed securities	3	0
Other	514	5,654
Assets and liabilities held in consolidated collective investment vehicles	50,239	59,999
Fee and commission income	3,118	2,943	[1]	£ 2,926
Assets transferred to structured entities, at time of transfer	0	2,004
Gain (loss) recognised on assets transferred	0	11
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Income from structured entities	1	1
Non-current financial assets at fair value through profit or loss	1,181	2,401
Income from continuing involvement in derecognised financial assets	55	226
Income from continuing involvement in derecognised financial assets cumulatively recognised	414	359
Unconsolidated
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Fee and commission income	130	82
Cancara
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,043	2,272
Loans and advances to customers	1,387	1,155
Asset-backed securities	588	559
Cancara | Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Other	£ 68	£ 558

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.